INCOME TAXES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Warrant liability	$ 1,087	$ 1,182
Accrued executive compensation	515	498
Reserves and other	468	488
Net operating loss carryforwards	18,961	19,297
Gross	21,031	21,465
Valuation allowance	(21,031)	(21,465)
Net	$ 0	$ 0